Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation
14. Stock-Based Compensation
Under the Company’s 2015 New Employee Incentive Plan (the “2015 Plan”), awards may only be granted to employees who were not previously an employee or director of the Company, or following a bona fide period of non-employment,
as a material inducement to entering into employment with the Company. As of September 30, 2025, there were 76,025 shares of common stock remaining and available for future issuances under the 2015 Plan.
The Company’s 2020 Stock Incentive Plan (the “2020 Plan”), which replaced the Company’s 2014 Equity Incentive Plan, provides for the award or sale of shares of common stock (including restricted stock), the award of stock units and stock appreciation rights, and the grant of both incentive stock options to purchase common stock to directors, officers, employees and consultants of the Company. During the three months ended September 30, 2025, there was an additional 20,000,000 shares approved to be issued under the 2020 Plan. The 2020 Plan, as amended, provides for the issuance of up to 21,303,334 shares of common stock, plus the number of shares available for issuance is increased to the extent that awards granted under the 2020 Plan and the Company’s 2014 Equity Incentive Plan are forfeited or expire (except as otherwise provided in the 2020 Plan). As of September 30, 2025, there were 10,005,151 shares remaining and available for future issuances under the 2020 Plan.
Generally, options issued under the 2020 Plan are subject to a two-year
or four-year vesting schedule with 25% of the options vesting on the one year anniversary of the grant date followed by equal monthly installment vesting, and have a contractual term of 10 years.
A summary of stock option activity for the nine months ended September 30, 2025 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	598,540	$7.08	9.00	$—
Granted	10,800,137	$0.61	—	$—
Cancelled/forfeited/expired	(125,814)	$4.50	—	$—

Outstanding as of September 30, 2025	11,272,863	$0.91	9.76	$1,103

Vested and expected to vest at September 30, 2025	10,073,271	$0.94	9.75	$980
Exercisable at September 30, 2025	692,781	$5.15	8.99	$33
As of September 30, 2025, the total compensation cost related to non-vested
stock options not yet recognized for all the Company’s plans is approximately $5.4 million, which is expected to be recognized as a result of vesting under service conditions over a weighted average period of 3.29 years.
Generally, restricted stock units represent the right to receive a certain number of shares of common stock subject to certain vesting conditions and other restrictions. The fair value of restricted stock units is determined by the closing market price on the grant date.
A summary of restricted stock unit activity for the nine months ended September 30, 2025 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	—	$—
Granted	2,823,857	$0.57
Vested	—	$—
Cancelled/forfeited	—	$—

Unvested as of September 30, 2025	2,823,857	$0.57

Restricted stock units granted during the nine months ended September 30, 2025 generally vest over a
36-month
period upon satisfaction of service conditions. As of September 30, 2025, the total compensation cost related to non-vested
restricted stock units not yet recognized for all the Company’s plans is approximately $1.5 million, which is expected to be recognized as a result of vesting under service conditions
over a weighted average period of 2.75 years.

16. Share-based Compensation
Under the Company’s 2015 New Employee Incentive Plan (the “2015 Plan”), awards may only be granted to employees who were not previously an employee or director of the Company, or following a bona fide period of non-employment,
as a material inducement to entering into employment with the Company. As of December 31, 2024, there were 62,908 shares of common stock remaining and available for future issuances under the 2015 Plan.
The Company’s 2020 Stock Incentive Plan (the “2020 Plan”), which replaced the Company’s 2014 Equity Incentive Plan, provides for the award or sale of shares of common stock (including restricted stock), the award of stock units and stock appreciation rights, and the grant of both incentive stock options to purchase common stock to directors, officers, employees and consultants of the Company. The 2020 Plan, as amended, provides for the issuance of up to 3,550,000 shares of common stock, plus the number of shares available for issuance is increased to the extent that awards granted under the 2020 Plan and the Company’s 2014 Equity Incentive Plan are forfeited or expire (except as otherwise provided in the 2020 Plan). As of December 31, 2024, there were 692,596 shares remaining and available for future issuances under the 2020 Plan.
Generally, options issued under the 2020 Plan are subject to a two-year
or four-year vesting schedule with 25% of the options vesting on the one year anniversary of the grant date followed by equal monthly installment vesting, and have a contractual term of 10 years.
A summary of activity for the year ended December 31, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance as of December 31, 2023	140,109	$37.48	8.07
Granted	506,127	1.58
Cancelled/forfeited	(47,696)	38.02

Balance as of December 31, 2024	598,540	$7.08	9.00	$—

Vested and expected to vest at December 31, 2024	547,893	$7.52	9.00	$—

Exercisable at December 31, 2024	144,739	$22.96	7.60	$—

The Company settles exercises of stock options with newly issued shares of its common stock. There were no stock options exercised in 2024 or 2023.
The estimated fair value of options, including the effect of estimated forfeitures, is recognized over the requisite service period, which is typically the vesting period of each option. The fair value of each option awarded during the years ended December 31, 2024 and 2023 was estimated on the date of grant using the Black-Scholes-Merton option valuation model based on the following weighted-average assumptions:

	December 31, 2024	December 31, 2023
Expected term	6.0 years	6.0 years
Risk-free interest rate	3.79%	4.06%
Expected volatility	120.6%	127.0%
Dividends	0%	0%
Resulting fair value	$1.39	$4.47

The weighted average risk-free interest rate represents the interest rate for treasury constant maturity instruments published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, the Company uses the weighted average of the two Federal Reserve securities closest to the expected term of the employee option.
The dividend yield has been assumed to be zero as the Company (a) has never declared or paid any dividends and (b) does not currently anticipate paying any cash dividends on its outstanding shares of common stock in the foreseeable future.
The following table summarizes share-based compensation recognized during the years ended December 31, 2024 and 2023 in the statement of operations (in thousands):

	Years ended December 31,
	2024	2023
Research and development	$51	$66
General and administrative	499	503

Total share-based compensation	$550	$569

As of December 31, 2024, the total compensation cost related to non-vested
stock options and stock awards not yet recognized for all our plans is approximately $0.7 million, which is expected to be recognized as a result of vesting under service conditions over a weighted average period of 2.8 years.